FAIR VALUE - Asset Measured at Fair Value (Details) - Estimate of Fair Value Measurement - Recurring - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Fair Value
Investments at fair value	$ 33,600	$ 22,938
Assets at fair value	33,600	22,938
Money market funds
Fair Value
Investments at fair value	5,323	3,135
Fixed Income
Fair Value
Investments at fair value	13,125	8,156
Equity
Fair Value
Investments at fair value	7,262	10,710
Hedge funds
Fair Value
Investments at fair value	1,756
Mutual Fund
Fair Value
Investments at fair value	6,134	937
Domestic stock funds
Fair Value
Investments at fair value	2,846	367
International stock funds
Fair Value
Investments at fair value	937	91
Target funds
Fair Value
Investments at fair value	237	270
Bond funds
Fair Value
Investments at fair value	796	209
Alternative funds
Fair Value
Investments at fair value	1,318
Quoted Prices in Active Markets (Level 1)
Fair Value
Investments at fair value	16,839	12,893
Assets at fair value	16,839	12,893
Quoted Prices in Active Markets (Level 1) | Money market funds
Fair Value
Investments at fair value	56	64
Quoted Prices in Active Markets (Level 1) | Fixed Income
Fair Value
Investments at fair value	3,387	1,182
Quoted Prices in Active Markets (Level 1) | Equity
Fair Value
Investments at fair value	7,262	10,710
Quoted Prices in Active Markets (Level 1) | Mutual Fund
Fair Value
Investments at fair value	6,134	937
Quoted Prices in Active Markets (Level 1) | Domestic stock funds
Fair Value
Investments at fair value	2,846	367
Quoted Prices in Active Markets (Level 1) | International stock funds
Fair Value
Investments at fair value	937	91
Quoted Prices in Active Markets (Level 1) | Target funds
Fair Value
Investments at fair value	237	270
Quoted Prices in Active Markets (Level 1) | Bond funds
Fair Value
Investments at fair value	796	209
Quoted Prices in Active Markets (Level 1) | Alternative funds
Fair Value
Investments at fair value	1,318
Prices with Other Observable Inputs (Level 2)
Fair Value
Investments at fair value	15,005	10,045
Assets at fair value	15,005	10,045
Prices with Other Observable Inputs (Level 2) | Money market funds
Fair Value
Investments at fair value	5,267	3,071
Prices with Other Observable Inputs (Level 2) | Fixed Income
Fair Value
Investments at fair value	9,738	$ 6,974
Prices with Unobservable Inputs (Level 3)
Fair Value
Investments at fair value	1,756
Assets at fair value	1,756
Prices with Unobservable Inputs (Level 3) | Hedge funds
Fair Value
Investments at fair value	$ 1,756